Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2011
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV - Mortgage Loans on Real Estate
December 31, 2011
				(in thousands)
Description	Interest Rate	Final Maturity Date	Monthly Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
First mortgage relating to one hospital in California	8.42%	12/01/17	$122,722	$-	$17,500	$17,500	$-
First mortgage relating to one hospital in California	9.89%	06/01/20	$153,140	-	17,500	13,906	-
First mortgage relating to one seniors housing facility in North Carolina	7.86%	04/30/15	$51,384	-	7,000	6,637	-
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	$38,556	-	6,100	6,083	-
First mortgage relating to one hospital in California	9.63%	01/14/14	$156,038	-	8,045	1,834	-
First mortgage relating to one seniors housing facility in Arizona	3.55%	01/01/13	$12,511	-	4,500	4,151	4,151
First mortgage relating to one senior housing facility in Texas	10.00%	09/01/12	$21,957	-	2,635	2,635	-
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts	From 8.11% to 12.00%	From 1/1/12 to 10/1/14	From $773 to $2,000	-	1,000	316	-
Second mortgage relating to one hospital in California	9.48%	10/31/13	$138,048	13,906	13,000	2,778	-
Second mortgage relating to one seniors housing facility in Wisconsin	15.21%	01/15/15	$41,250	7,792	3,300	3,300	-
Second mortgage relating to one senior housing facility in New Hampshire	12.17%	10/01/16	$13,945	670	3,235	2,701	-
Second mortgage relating to one hospital in Massachusetts	12.17%	06/30/10	$16,900	4,100	2,243	2,093	2,093
Totals				$26,468	$86,058	$63,934	$6,244

	Year Ended December 31,
	2011	2010	2009
Reconciliation of mortgage loans:	(in thousands)
Balance at beginning of year	$109,283	$74,517	$137,292
Additions:
New mortgage loans	11,286	73,439	9,456
Total additions	11,286	73,439	9,456
Deductions:
Collections of principal	(50,579)	(10,540)	(54,696)
Conversions to real property	(4,000)	(10,070)	-
Charge-offs	-	(18,063)	(17,535)
Reclass to other real estate loans	(2,056)	-	-
Total deductions	(56,635)	(38,673)	(72,231)
Balance at end of year	$63,934	$109,283	$74,517